Share-based payment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Compensation expense by plan	R$ (598)	R$ (510)	R$ (730)
Partners Plan [Member]
IfrsStatementLineItems [Line Items]
Compensation expense by plan	(180)	(129)	(241)
Share Based Plan [Member]
IfrsStatementLineItems [Line Items]
Compensation expense by plan	R$ (418)	R$ (381)	R$ (489)